Capital Management and Solvency - Summary of Equity Compares to Solvency II Own Funds (Parenthetical) (Detail) € in Millions	Dec. 31, 2019 EUR (€)
Including Aegon Bank [Member]
Disclosure of capital management and solvency [line items]
Tier three restricted capital accounted for own funds	€ 19,207